Prepayments, Deposits Paid and Other Receivables - Schedule of Prepayments, Deposits Paid and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Prepayments, Deposits Paid and Other Receivables [Abstract]
Rental deposit	$ 7,644
Deferred offering cost		696,220
Prepayment for marketing expenses	1,733,740
Prepayment for IT consultancy maintenance services	143,325	268,542
Prepayments, deposits paid and other receivables, total	$ 1,884,709	$ 964,762